Debt Issuance Costs - Schedule of Debt Issuance Cost Account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt issuance costs beginning balance		$ 13,917
Cash paid as fees for debt arrangements		5,000
Amortization of debt issuance costs		13,917
Debt issuance costs ending balance